Investments Accounted for Using Equity Method - Summary of Investments in Associates (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024 TWD ($)	Dec. 31, 2023 TWD ($)	Dec. 31, 2024 USD ($)
Disclosure of associates [line items]
Carrying Amount	$ 37,247.8	$ 29,442.0	$ 1,135.9
Vanguard International Semiconductor Corporation [member]
Disclosure of associates [line items]
Principal Activities	Manufacturing, sales, packaging, testing and computer-aided design of integrated circuits and other semiconductor devices and the manufacturing and design service of masks	Manufacturing, sales, packaging, testing and computer-aided design of integrated circuits and other semiconductor devices and the manufacturing and design service of masks
Place of Incorporation and Operation	Hsinchu, Taiwan	Hsinchu, Taiwan
Carrying Amount	$ 18,212.9	$ 13,496.0
% of Ownership and Voting Rights Held by the Company	28.00%	28.00%
Systems on Silicon Manufacturing Company Pte Ltd. [member]
Disclosure of associates [line items]
Principal Activities	Manufacturing and sales of integrated circuits and other semiconductor devices	Manufacturing and sales of integrated circuits and other semiconductor devices
Place of Incorporation and Operation	Singapore	Singapore
Carrying Amount	$ 11,387.2	$ 9,728.8
% of Ownership and Voting Rights Held by the Company	39.00%	39.00%
Xintec Inc. [member]
Disclosure of associates [line items]
Principal Activities	Wafer level chip size packaging and wafer level post passivation interconnection service	Wafer level chip size packaging and wafer level post passivation interconnection service
Place of Incorporation and Operation	Taoyuan, Taiwan	Taoyuan, Taiwan
Carrying Amount	$ 4,189.6	$ 3,734.3
% of Ownership and Voting Rights Held by the Company	41.00%	41.00%
Global Unichip Corporation [member]
Disclosure of associates [line items]
Principal Activities	Researching, developing, manufacturing, testing and marketing of integrated circuits	Researching, developing, manufacturing, testing and marketing of integrated circuits
Place of Incorporation and Operation	Hsinchu, Taiwan	Hsinchu, Taiwan
Carrying Amount	$ 3,458.1	$ 2,482.9
% of Ownership and Voting Rights Held by the Company	35.00%	35.00%